Intangible assets, net (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Capitalized Software Development [Member]
Intangible Asset, Finite-Lived [Line Items]
Amortization expense	$ 1,091,422	$ 1,050,212